Equity (Details) - USD ($) $ in Thousands		1 Months Ended			6 Months Ended
	Nov. 14, 2022	Dec. 31, 2022	Oct. 31, 2021	Jun. 30, 2021	Jun. 30, 2023	Jun. 09, 2023	Mar. 02, 2023	Jun. 17, 2022
Equity (Details) [Line Items]
Number of authorized shares		200,000,000			200,000,000
Post-split ordinary shares	15
Ordinary shares issued		24,661,470			25,524,570	863,100	2,500,000
Grant shares			90,000	1,280,000
Dividends aggregated amount (in Dollars)		$ 1,582
Recognized expense amount (in Dollars)					$ 276
Bottom of range [Member]
Equity (Details) [Line Items]
Number of authorized shares								50,000,000
Top of range [Member]
Equity (Details) [Line Items]
Number of authorized shares								200,000,000